Fair value of financial instruments - Disclosure of unrealised gains and losses on Level 3 financial assets and liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Trading income	£ 5,900	£ 5,980	£ 7,624
Other income	52	62	69
Other comprehensive income	(1,240)	32	(2,571)
Total trading portfolio assets | Trading portfolio liabilities
Disclosure of detailed information about financial instruments [line items]
Trading income	4,201	4,310	£ 5,603
Level 3
Disclosure of detailed information about financial instruments [line items]
Trading income	(148)	(107)
Other income	77	(1)
Other comprehensive income	0	0
Total	(71)	(108)
Level 3 | Investment property
Disclosure of detailed information about financial instruments [line items]
Trading income	0	0
Other income	0	1
Other comprehensive income	0	0
Total	0	1
Level 3 | Net derivatives financial instruments
Disclosure of detailed information about financial instruments [line items]
Trading income	(58)	(107)
Other income	0	0
Other comprehensive income	0	0
Total	(58)	(107)
Level 3 | Trading portfolio liabilities
Disclosure of detailed information about financial instruments [line items]
Trading income	(7)	0
Other income	0	0
Other comprehensive income	0	0
Total	(7)	0
Level 3 | Financial liabilities designated at fair value
Disclosure of detailed information about financial instruments [line items]
Trading income	(77)	(38)
Other income	0	(3)
Other comprehensive income	0	0
Total	(77)	(41)
Level 3 | Total trading portfolio assets
Disclosure of detailed information about financial instruments [line items]
Trading income	(9)	10
Other income	0	0
Other comprehensive income	0	0
Total	(9)	10
Level 3 | Financial assets at fair value through the income statement
Disclosure of detailed information about financial instruments [line items]
Trading income	0	28
Other income	55	1
Other comprehensive income	0	0
Total	55	29
Level 3 | Fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Trading income	3	0
Other income	22	0
Other comprehensive income	0	0
Total	£ 25	£ 0